CERTIFICATION



      Pursuant to Rule 497(j), Neuberger Berman Equity Series (1933 Act File No. 333-66137; 1940 Act File No. 811-09011) ("Registrant") hereby certifies (a) that the form of Prospectus used with respect to the Registrant does not differ from that contained in Post-Effective Amendment No. 2 ("Amendment No. 2") to its Registration Statement and (b) that Amendment No. 2 was filed electronically.


Dated: July 8, 1999                       By:   /s/ Claudia A. Brandon
----------------------                          --------------------------
                                                Claudia A. Brandon